FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2024
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Foreign currency translation on:
Property, plant and equipment, at fair value	12	$(2,501)	$2,640	$(1,490)
Goodwill	16	(94)	149	(126)
Borrowings	13	874	(713)	545
Deferred income tax liabilities and assets	11	445	(670)	454
Other assets and liabilities		(10)	(132)	59
		$(1,286)	$1,274	$(558)